Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of March 31, 2021 and December 31, 2020 (in thousands):

Description	March 31, 2021	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Observable Inputs (Level 3)
Assets
Certificate of deposit	$164,688	$164,688	$—	$—
Total financial assets	$164,688	$164,688	$—	$—

Description	December 31, 2020	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Observable Inputs (Level 3)
Assets
Certificate of deposit	$199,047	$199,047	$—	$—
Total financial assets	$199,047	$199,047	$—	$—